                            Registration No. 33-40603
                                    811-6310

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. [_]

                       Post-Effective Amendment No. 28 [X]

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 [X]

                              Amendment No. 30 [X]

                          GREENWICH STREET SERIES FUND
                           ---------------------------
               (Exact name of Registrant as specified in Charter)

                   125 Broad Street, New York, New York 10004
                   ------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (203) 890-7026

                                 --------------
               Registrant's Telephone Number, including area code

    Robert I. Frenkel, 300 First Stamford Place, Stamford, Connecticut 06902
    -------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                   Continuous
                                   ----------
                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing becomes effective (check appropriate box):

[_] Immediately upon filing pursuant to paragraph b of Rule 485
[X] on April 29, 2004 pursuant to paragraph b of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_] on (date), 2004 pursuant to paragraph (a)(1) of Rule 485
[_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[_] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Part A

The Combined Prospectuses: Fixed Income Funds: Diversified Strategic Income Portfolio, Intermediate High Grade Portfolio, Salomon Brothers Variable Money Market fund; Equity Funds: Salomon Brothers Variable Emerging Growth Fund Class I and Class II Shares, Appreciation Portfolio, Equity Index Portfolio - Class I and Class II Shares, Salomon Brothers Variable Growth & Income Fund Class I and Class II Shares, Salomon Brothers Variable All Cap Value Fund Class I and Class II Shares and Fundamental Value Portfolio is incorporated by reference to Part A of Post-Effective Amendment No. 27 to the Fund's Registration Statement filed on February 13, 2004. (Accession No. 0001193125-04-023433)

PART B

Combined Statements of Additional Information: Fixed Income Funds: Diversified Strategic Income Portfolio, Intermediate High Grade Portfolio, Salomon Brothers Variable Money Market fund; Equity Funds: Salomon Brothers Variable Emerging Growth Fund Class I and Class II Shares, Appreciation Portfolio, Equity Index Portfolio - Class I and Class II Shares, Salomon Brothers Variable Growth & Income Fund Class I and Class II Shares, Salomon Brothers Variable All Cap Value Fund Class I and Class II Shares, Fundamental Value Portfolio is incorporated by reference to Part A of Post-Effective Amendment No. 27 to the Fund's Registration Statement filed on February 13, 2004. (Accession No. 0001193125-04-023433)

PART C

OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

Numerous other versions of the Prospectuses will be created from this Registration Statement. The distribution system for each version of the Prospectus is different. These Prospectuses will be filed pursuant to Rule 497.

                          GREENWICH STREET SERIES FUND

                           PART C - OTHER INFORMATION

Item 23.  Exhibits

     All references are to the Registrant's Registration Statement on Form N-1A (the "Registration Statement") as filed with the SEC on May 16, 1991 (File Nos. 33-40603 and 811-6310).

(a) (1) Registrant's Master Trust Agreement and Amendment Nos. 1 and 2 are incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement as filed with the SEC on December1, 1993 ("Post-Effective Amendment No. 6").

       (2) Registrant's Amendments No.3 and No. 4 to the Master Trust Agreement are incorporated by reference to Post-Effective Amendment No. 15 as filed with the SEC on December 24, 1998 ("Post-Effective Amendment No. 15").

       (3) First Amended & Restated Master Trust Agreement dated October 14, 1998 ("First Amended & Restated Master Trust Agreement") is incorporated by reference to Post-Effective Amendment No. 19 as filed with the SEC on February 27, 2001 ("Post-Effective Amendment No. 19").

        4) Registrant's Amendment No.1 dated April 12, 2001 to the First Amended and Restated Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 20 as filed with the SEC on April 27, 2001 ("Post-Effective Amendment No. 20").

       (5) Registrant's Amendment No.2 dated November 21, 2001 to the First Amended and Restated Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 21 as filed with the SEC on February 6, 2002 ("Post-Effective Amendment No. 21").

       (6) Registrant's Amendment No.3 dated December 17, 2001 to the First Amended and Restated Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 21.

       (7)Registrant's Amendment No. 4 dated June 27, 2002 to the First Amended and Restated Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 24 as filed with the SEC on August 26, 2002 ("Post-Effective Amendment No. 24").

       (8)Registrant's Amendment No. 5 dated July 26, 2002 to the First Amended and Restated Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 24.

(b) (1) Registrant's by-laws are incorporated by reference to the Registration Statement.

(b) (2) Registrant's amended and restated By-Laws is incorporated by reference to Post-Effective Amendment No. 26.

(c) Specimen certificates for shares of beneficial interest in the Money Market Portfolio, Intermediate High Grade Portfolio, Diversified Strategic Income Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth and Income Portfolio and Appreciation Portfolio is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement as filed with the SEC on July 10, 1991 ("Pre-Effective Amendment No. 1").

(d) (1) Investment Advisory Agreement dated April 1, 1995 between the Registrant and Travelers Investment Management Company relating to Equity Index Portfolio, is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement as filed with the SEC on May 3, 1995 ("Post-Effective Amendment No. 10").

    (2) Investment Advisory Agreements dated July 30, 1993 between the Registrant and Greenwich Street Advisors relating to Money Market, Intermediate High Grade, Diversified

Strategic Income, Equity Income and Growth and Income Portfolios and between the Registrant and Smith Barney Shearson Asset Management relating to Appreciation Portfolio dated July 30, 1993, are incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement as filed with the SEC on October 22, 1993 ("Post Effective Amendment No. 4").

     (3) Investment Advisory Agreement with Smith Barney Shearson Asset Management relating to Total Return Portfolio, dated November 23, 1993, is incorporated by reference to Post-Effective Amendment No. 6.

     (4) Investment Advisory Agreement with Smith, Barney Advisers, Inc. relating to International Equity Portfolio, dated November 23, 1993, is incorporated by reference to Post-Effective Amendment No. 6.

     (5) Investment Advisory Agreement with American Capital Asset Management, Inc. relating to Emerging Growth Portfolio, is incorporated by reference to Post-Effective Amendment No. 10.

     (6) Form of Investment Advisory Agreement with Greenwich Street Advisors relating to Diversified Strategic Income Portfolio dated March 21, 1994 is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement as filed with the SEC on May 1, 1994 ("Post-Effective Amendment No. 9").

     (7) Form of Sub-Investment Advisory Agreement with Smith Barney Global Capital Management Inc. relating to Diversified Strategic Income Portfolio dated March 21, 1994 is incorporated by reference to Post-Effective Amendment No. 9.

     (8) Investment Advisory Agreement between the Registrant and Smith Barney Fund Management LLC relating to Emerging Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 19.

     (9) Assignment and Assumption of Contract between Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc dated November 17, 2001 is incorporated by reference to Post-Effective Amendment No. 21.

     (10) Investment Advisory Agreement between the Registrant and Salomon Brothers Asset Management Inc relating to Salomon Brothers Variable All Cap Value Fund is incorporated by reference to Post-Effective Amendment No. 21.

     (11) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Travelers Investment Management Company relating to Equity Index Portfolio, is incorporated by reference to Post-Effective Amendment No. 24.

     (12) Form of Assignment and Assumption of Contract between Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc dated July 26, 2002 is incorporated by reference to Post-Effective Amendment No. 24.

     (13) Form of Assignment and Assumption of Contract between Smith Barney Global Capital Management Inc. and Citigroup Asset Management Ltd. incorporated by reference to Post-Effective Amendment No. 26.

(e) (1) Distribution Agreement with Smith Barney Shearson Inc., dated July 30, 1993, is incorporated by reference to Post-Effective Amendment No. 4.

     (2) Distribution Agreement with CFBDS, Inc. dated October 8, 1998 is incorporated by reference to Post-Effective Amendment No. 15.

     (3) Distribution Agreement between Registrant and Salomon Smith Barney Inc. dated June 5, 2000 is incorporated by reference to Post-Effective Amendment No. 19.

     (4) Distribution Agreement between Registrant and PFS Distributors Inc. dated June 5, 2000 is incorporated by reference to Post-Effective Amendment No. 20 as filed with the SEC on April 27, 2001 ("Post-Effective Amendment No. 20").

(f)  Not Applicable.

(g) (1) Form of Custody Agreement between the Registrant and PNC Bank, National Association is incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement as filed with the SEC on September 6, 1995 ("Post-Effective Amendment No. 11").

     (2) Form of Custody Agreement between the Registrant and The Chase Manhattan Bank is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement as filed with the SEC on April 29, 1997 ("Post-Effective Amendment No. 13").

     (3) Form of Custody Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement as filed with the SEC on April 25, 2002 ("Post-Effective Amendment No. 23").

(h) (1) Administration Agreements dated June 4, 1994 with Smith Barney Mutual Funds Management Inc. relating to Money Market, Intermediate High Grade, Diversified Strategic Income, Equity Income, Equity Index, Growth and Income, Appreciation, Total Return, Emerging Growth and International Equity Portfolios are incorporated by reference to Post-Effective Amendment No. 10.

     (2) Transfer Agency Agreement between the Registrant and The Shareholder Services Group, Inc. dated August 2, 1993 is incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement as filed with the SEC on March 1, 1994 ("Post-Effective Amendment No. 7").

     (3) Form of Transfer Agency Agreement between the Registrant and Citi Fiduciary Trust Company is incorporated by reference to Post-Effective Amendment No. 20 as filed with the SEC on April 27, 2001 ("Post-Effective Amendment No. 20").

     (4) Form of Sub-Transfer Agency Agreement between the Registrant and PFPC Global Fund Services is incorporated by reference to Post-Effective Amendment No. 20 as filed with the SEC on April 27, 2001 ("Post-Effective Amendment No. 20").

(i)  Not applicable

(j)  Consent of Independent Accountants is not applicable.

(k)  Not Applicable.

(l) Purchase Agreement is incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement filed with the SEC on October 15, 1991.

(m) (1) Form of Distribution Plan pursuant to Rule 12b-1 for the Equity Index Portfolio is incorporated by reference to Post-Effective Amendment No. 15

(m) (2) Form of Distribution Plan pursuant to Rule 12b-1 for each of the Salomon Brothers Variable All Cap Value Fund, Salomon Brothers Emerging Growth Fund, Salomon Brothers

Variable Growth & Income Fund and Salomon Brothers Variable International Equity is incorporated by reference to Post-Effective Amendment No. 24.

(m) (3) Amended and Restated Distribution Plan, Equity Index Portfolio is incorporated by reference to Post-Effective Amendment No. 27.

(m) (4) Amended and Restated Distribution Plan, Salomon Brothers Variable All Cap Value Fund is incorporated by reference to Post-Effective Amendment No. 27.

(m) (5) Amended and Restated Distribution Plan, Salomon Brothers Variable Emerging Growth Fund is incorporated by reference to Post-Effective Amendment No. 27.

(m) (6) Amended and Restated Distribution Plan, Salomon Brothers Variable Growth and Income Fund is incorporated by reference to Post-Effective Amendment No. 27.

(m) (7) Amended and Restated Distribution Plan, Salomon Brothers Variable International Equity Fund is incorporated by reference to Post-Effective Amendment No. 27.

(n) (1) Rule 18f-3 Plan is incorporated by reference to Post-Effective Amendment No. 15.

(n) (2) Amended and Restated Rule 18f-3(d) Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 27.

(n) (3) Form of Amended and Restated Rule 18f-3 Plan is incorporated by reference to Post-Effective Amendment No. 24.

(p)      (1) Code of Ethics - North America

         (2) Code Of Ethics - London is incorporated by reference to Post-Effective Amendment No. 18 filed on April 25, 2000.

         (3) Code of Ethics ( Citigroup Global Markets Inc.) is incorporated by reference to Post-Effective Amendment No. 25.

Item 24.  Persons Controlled by or under Common Control with Registrant

       None

Item 25.  Indemnification

     The response to this item is incorporated by reference to Pre-Effective Amendment No. 3

Item 26.  Business and Other Connections of Investment Adviser

(a)  Investment Adviser--Smith Barney Fund Management LLC ("SBFM").

     SBFM was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company in 1999. SBFM is an indirect wholly owned subsidiary of Citigroup Inc. ("Citigroup"). SBFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "1940 Act").

The list required by this Item 26 of officers and directors of SBFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SBFM pursuant to the Investment Advisers Act of 1940 Act (the "Advisers Act") (SEC File No. 801-8314).

(b). Investment Sub-Adviser - - Citigroup Asset Management Limited ("CAM Ltd.") was organized under the laws of England and Wales. CAM Ltd. is an indirect wholly owned subsidiary of Citigroup. CAM Ltd. is an investment adviser registered with the Securities and Exchange Commission in the United States and with the Investment Management Regulatory Organization Limited in the United Kingdom. CAM Ltd. conducts its operations primarily in the United Kingdom.

The list required by this Item 26 of officers and directors of CAM Ltd., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by CAM Ltd. pursuant to the Advisers Act (SEC File No. 801-57655).

(c). Investment Adviser - The Travelers Investment Management Company

Travelers Investment Management Company ("TIMCO"), is located at 100 First Stamford Place, Stamford, Connecticut 06902, and has been in the investment counseling business since 1976. TIMCO is a wholly owned subsidiary of Citigroup.

The list required by this Item 26 of officers and directors of TIMCO, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by TIMCO pursuant to Advisers Act (SEC File No. 801-07212).

(d). Investment Adviser - Salomon Brothers Asset Management Inc

Salomon Brothers Asset Management Inc ("SaBAM") was incorporated in 1987 under the laws of the State of Delaware SaBAM is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., formerly known as Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup. SaBAM is registered as an investment adviser under the Investment Advisers Act of 1940.

The list required by this Item 26 of officers and directors of SaBAM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SaBAM pursuant to the Advisers Act (SEC File No. 801-32046).

Item 27.  Principal Underwriters

(a) Citigroup Global Markets Inc., the Registrant's distributor, is the distributor for Smith Barney Trust II, CitiFunds Trust III, CitiFunds Premium Trust, CitiFunds Institutional Trust. Salomon Smith Barney Inc. is the placement agent for Institutional Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Cash Reserves Portfolio.

Citigroup Global Markets Inc. is also the distributor for the following funds:
Salomon Funds Trust, Smith Barney Small Cap Growth Opportunities Portfolio, Smith Barney Investment Series, High Income Opportunity Fund Inc., Intermediate Municipal Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, The Italy Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Real Estate Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Dollar Government Term Trust, Salomon Brothers High Income Fund, Salomon Brothers High Income Fund II, The Emerging Markets Income Fund Inc., The Emerging

Markets Income Fund II Inc., The Emerging Markets Floating Rate Fund Inc., Global Partners Income Fund Inc., Municipal Partners Fund Inc., Municipal Partners Fund II Inc., Consulting Group Capital Markets Funds, Smith Barney Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Oregon Municipal Fund Inc., Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Telecommunications Trust, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

(b) The information required by this Item 27 with respect to each director, officer and partner of Citigroup Global Markets Inc. is incorporated by reference to Schedule A of Form BD filed by Citigroup Global Markets Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

(c) Not applicable.

Item 28.  Location of Accounts and Records

(1)  Smith Barney Fund Management LLC
     399 Park Avenue
     New York, New York  10022
     (Records relating to its function as Investment
     Adviser and Administrator)

(2)  Citigroup Asset Management Limited
     Citigroup Centre
     Canada Square
     Canary Wharf
     London, E145LB United Kingdom
     (Records relating to its function as Sub-Investment Adviser)

(3)  Travelers Investment Management Company
     100 First Stamford Place
     Stamford, CT 069902
     (Records relating to its function as Investment Adviser)

(4)  Salomon Brothers Asset Management Inc
     399 Park Avenue
     New York, New York 10022
     (Records relating to its function as Investment Adviser)

(5)  Citigroup Global Markets Inc.
     388 Greenwich Street
     New York, New York 10013
     (Records relating to its function as Distributor)

(6)  State Street Bank and Trust Company
     225 Franklin Street
     Boston, MA 02110

     (Records relating to its function as Custodian)

(7)  Citicorp Trust Bank, fsb
     125 Broad Street
     New York, New York 10004
     (Records relating to its function as Transfer Agent and Dividend Paying Agent)

(8)  PFPC Inc.
     440 Computer Drive
     Westborough, Massachusetts 01581
     (Records relating to its function as Sub-Transfer Agent)

Item 29.  Management Services

There are no management related services contracts not discussed on Part A or Part B.

Item 30.  Undertakings

     None

                     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 13th day of April, 2004

GREENWICH STREET SERIES FUND


By: /s/ R. Jay Gerken
    -----------------------
       R. Jay Gerken
       Chairman of the Board, President and
       Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and as of the dates indicated.

Signature                             Title                                          Date

/s/ R. Jay Gerken                     Chairman of the Board,                    April 13, 2004
R. Jay Gerken                         President and Chief Executive
                                      Officer

/s/ Richard Peteka                    Treasurer, Chief Financial                April 13, 2004


Richard Peteka                        and Accounting Officer

/s/ Dwight B. Crane*                  Trustee                                   April 13, 2004
Dwight B. Crane

/s/ Burt N. Dorsett*                  Trustee                                   April 13, 2004
Burt N. Dorsett

/s/ Elliot S. Jaffe*                  Trustee                                   April 13, 2004
Elliot S. Jaffe

/s/ Stephen E. Kaufman*               Trustee                                   April 13, 2004
Stephen E. Kaufman

/s/ Joseph J. McCann*                 Trustee                                   April 13, 2004
Joseph J. McCann

/s/ Cornelius C. Rose, Jr.*           Trustee                                   April 13, 2004
Cornelius C. Rose, Jr.

* Signed by R. Jay Gerken, their duly authorized attorney-in-fact, pursuant to power of attorney dated January 16, 2004.

                     POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each person whose signature appears below, hereby makes, constitutes and appoints R. Jay Gerken, Robert I. Frenkel, Andrew
B. Shoup, Richard L. Peteka, Thomas C. Mandia and Michael Kocur, and each and any one of them, his or her true and lawful attorneys-in-fact and agents with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities for the purpose of executing in my name, (a) in my personal capacity or (b) in my capacity as a Director or Trustee of the Greenwich Street Series Fund, Smith Barney Appreciation Fund Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Investment Trust, Smith Barney Massachusetts Municipals Fund, Smith Barney Oregon Municipals Fund and Smith Barney Sector Series Inc., all documents, certificates, instruments, statements, filings and agreements ("documents") to be filed with or delivered to any foreign or domestic governmental or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory requirement, and any other documents relating or ancillary thereto, including but not limited to, all documents relating to filings with the United States Securities and Exchange Commission (the "SEC") pursuant to the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (collectively, the "Acts"), and the rules and regulations promulgated thereunder, including any registration statements (including pre-effective and post-effective amendments thereto) on Form N-1A or Form N-2 required to be filed with the SEC pursuant to the Acts.

All past acts of the attorney-in-fact in furtherance of the foregoing are hereby ratified and confirmed.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

This power of attorney shall be valid for the date hereof until revoked by me.

IN WITNESS WHEREOF, I have executed this instrument as of the 16th day of January 2004.

/s/ Dwight B. Crane                         /s/ Joseph J. McCann
---------------------------------           -------------------------------
Dwight B. Crane                             Joseph J. McCann

/s/ Burt N. Dorsett                         /s/ Cornelius C. Rose, Jr.
---------------------------------           --------------------------------
Burt N. Dorsett                             Cornelius C. Rose, Jr.

/s/ Elliot S. Jaffe
---------------------------------
Elliot S. Jaffe

/s/ Stephen E. Kaufman
---------------------------------
Stephen E. Kaufman

EXHIBIT INDEX

Exhibit No.       Exhibit

(j) Auditor's Consent - not applicable